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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MatlinPatterson Capital Management L.P.
          520 Madison Avenue
          New York, NY 10022-4213

Form 13F File Number:     028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert Weiss
Title:         General Counsel
Phone:         (212) 651-9500

Signature, Place, and Date of Signing:

/s/ Robert Weiss              New York, NY             February 14, 2011
--------------------       -------------------         -----------------
     [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page
Report Summary:

Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                30
                                                 --------

Form 13F Information Table Value Total:          $504,096
                                                 --------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Form 13F File Number            Name
     ------            ----------------------          -------------

     None.

                                        MatlinPatterson Capital Management L.P.
                                               Form 13F Information Table
                                            Quarter ended December 31, 2010


                                                             VALUE     SHRS or   SH/  PUT/  INV/   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISC.  MNGRS  SOLE  SHARED  NONE
----------------------------  ----------------  ---------  ---------  ---------  ---  ----  -----  -----  ----  ------  ----
AES CORP                      COM               00130H105  $ 10,353     850,000  SH         SOLE          X
ANADARKO PETE CORP            COM               032511107  $  9,520     125,000  SH         SOLE          X
ANNALY CAP MGMT INC           COM               035710409  $ 17,920   1,000,000  SH         SOLE          X
BLUELINX HLDGS INC            COM               09624H109  $  1,464     400,000  SH         SOLE          X
CALPINE CORP                  COM NEW           131347304  $    656      49,200  SH         SOLE          X
CITIGROUP INC                 COM               172967101  $ 13,008   2,750,000  SH   CALL  SOLE          X
CONSOL ENERGY INC             COM               20854P109  $ 10,016     205,500  SH         SOLE          X
GENERAL MTRS CO               COM               37045V100  $ 36,860   1,000,000  SH   CALL  SOLE          X
GENON ENERGY INC              COM               37244E107  $  9,525   2,500,000  SH         SOLE          X
GULFPORT ENERGY CORP          COM NEW           402635304  $  3,870     178,500  SH         SOLE          X
JAMES RIVER COAL CO           COM NEW           470355207  $ 20,264     800,000  SH         SOLE          X
LORAL SPACE & COMMUNICATNS I  COM               543881106  $  1,859      24,300  SH         SOLE          X
MORGANS HOTEL GROUP CO        NOTE 2.375%10/1   61748WAB4  $  7,035   8,450,000  PRN        SOLE          X
NEXEN INC                     COM               65334H102  $ 22,900   1,000,000  SH         SOLE          X
NEXEN INC                     COM               65334H102  $  7,443     325,000  SH   CALL  SOLE          X
PMI GROUP INC                 COM               69344M101  $  3,759   1,139,000  SH         SOLE          X
POSCO                         SPONSORED ADR     693483109  $ 16,154     150,000  SH         SOLE          X
POTASH CORP SASK INC          COM               73755L107  $ 11,612      75,000  SH         SOLE          X
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297  $  2,778      75,000  SH   CALL  SOLE          X
QUICKSILVER RESOURCES INC     COM               74837R104  $  7,367     499,800  SH         SOLE          X
SPDR S&P 500 ETF TR           TR UNIT           78462F103  $188,625   1,500,000  SH   PUT   SOLE          X
SANDRIDGE ENERGY INC          COM               80007P307  $ 22,875   3,125,000  SH         SOLE          X
SEABRIDGE GOLD INC            COM               811916105  $  6,320     206,000  SH         SOLE          X
SMITH & WESSON HLDG CORP      COM               831756101  $    374     100,000  SH         SOLE          X
SONDE RES CORP                COM               835426107  $ 16,919   4,686,800  SH         SOLE          X
SPANSION INC                  COM CL A NEW      84649R200  $  5,285     255,307  SH         SOLE          X
TENET HEALTHCARE CORP         COM               88033G100  $ 13,380   2,000,000  SH         SOLE          X
TOTAL S A                     SPONSORED ADR     89151E109  $ 16,044     300,000  SH         SOLE          X
WILLIAMS COS INC DEL          COM               969457100  $ 12,360     500,000  SH         SOLE          X
WHITE MTNS INS GROUP LTD      COM               G9618E107  $  7,551      22,500  SH         SOLE          X


                                                Total      $504,096 (in thousands)